Related Party Transactions (Details) - Schedule of Payables to Related Parties - TWD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule of Payables to Related Parties [Abstract]
Other payables SELX	$ 2,487